12028554

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

DEC 31 2012

Washington, DC 20549

CERT NAS
File No. 001-32161

By Electronic Mail

December 31, 2012

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 31, 2012 The Nasdaq Stock Market (the "Exchange") received from Entertainment Gaming Asia Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $.001 par value

We further certify that the security described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery